UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $110,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR CANADA CLASS B             COM              008911802     1974   685300 SH       SOLE                   685300
ALEXCO RESOURCE CORP           COM              01535P106     1683   362900 SH       SOLE                   362900
AMERICAN TOWER CORP            CL A             029912201     1709    33345 SH       SOLE                    33345
AMERICAN WTR WKS CO INC NEW    COM              030420103     2822   121291 SH       SOLE                   121291
ANDEAN AMERICAN MINING CORP    COM              03349T100      124   133500 SH       SOLE                   133500
ARCAN RESOURCES                COM              039252101      970   206300 SH       SOLE                   206300
BANK OF AMERICA CORPORATION    COM              060505104     4138   315800 SH       SOLE                   315800
BRIGUS GOLD CORP               COM              109490102      909   544500 SH       SOLE                   544500
CACI INTL INC                  CL A             127190304      978    21600 SH       SOLE                    21600
CIT GROUP INC                  COM NEW          125581801     3245    79500 SH       SOLE                    79500
CALIFORNIA COASTAL COMM INC    COM              129915203       29    35000 SH       SOLE                    35000
CONNACHER OIL & GAS LIMITED    COM              20588Y103     2247  1872600 SH       SOLE                  1872600
CROWN CASTLE INTL CORP         COM              228227104     5528   125200 SH       SOLE                   125200
CVS CAREMARK CORPORATION       COM              126650100     2143    68100 SH       SOLE                    68100
DOW CHEM CO                    COM              260543103     5052   183990 SH       SOLE                   183990
DUNDEE PRECIOUS METALS         COM              265269209     1608   255200 SH       SOLE                   255200
GREAT BASIN GOLD LTD           COM              390124105     1267   521400 SH       SOLE                   521400
HEWLETT PACKARD CO             COM              428236103    10820   257200 SH       SOLE                   257200
LEGACY OIL & GAS               COM              524701505      708    63200 SH       SOLE                    63200
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      705    21100 SH       SOLE                    21100
MASTERCARD INC                 CL A             57636Q104     8134    36311 SH       SOLE                    36311
MOSAIC CO                      COM              61945A107     1416    24100 SH       SOLE                    24100
NATIONAL FUEL GAS CO N J       COM              636180101     6373   123007 SH       SOLE                   123007
NORTH AMERN ENERGY PARTNERS    COM              656844107     7640   937464 SH       SOLE                   937464
NORTHERN TIGER RESOURCES       COM              665831103      587   850000 SH       SOLE                   850000
OASIS PETE INC NEW             COM              674215108     2765   142768 SH       SOLE                   142768
OFFICEMAX INC DEL              COM              67622P101     1461   111604 SH       SOLE                   111604
POTASH CORP SASK INC           COM              73755L107      432     3000 SH       SOLE                     3000
SAN GOLD CORPORATION           COM              79780P104     1508   461300 SH       SOLE                   461300
SEMAFO                         COM              816922108      828    85200 SH       SOLE                    85200
SOUTHERN PACIFIC RESOURCE CORP COM              84359Y106     2373  1929100 SH       SOLE                  1929100
SPDR GOLD TRUST                GOLD SHS         78463V107     5705    44600 SH       SOLE                    44600
UNION PAC CORP                 COM              907818108     1595    19500 SH       SOLE                    19500
URS CORP NEW                   COM              903236107     3080    81100 SH       SOLE                    81100
VENOCO INC                     COM              92275P307     5573   283921 SH       SOLE                   283921
VISA INC                       COM CL A         92826C839     7441   100200 SH       SOLE                   100200
YUKON-NEVADA GOLD CORPORATION  COM              98849Q101      903  1290000 SH       SOLE                  1290000
WESTFIRE ENERGY LTD            COM              960254100     4350   772700 SH       SOLE                   772700